UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10593

Morgan Stanley Institutional Fund of Hedge Funds LP

(Exact Name of Registrant as specified in Charter)

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Barry Fink, Esq.

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, NY 10020

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (610) 260-7600

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

Item 1. Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited)

March 31, 2005

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital
Investment Funds

Convertible Arbitrage
Alta Partners, L.P.	7/1/2002	$11,375,000	$14,087,233	0.78%
KBC Convertible Opportunities Fund, L.P.	7/1/2002	21,000,000	23,369,690	1.30
Lydian Partners II, L.P.	7/1/2002	23,750,000	27,731,598	1.55
Triborough Partners, LLC	7/1/2002	4,184,611	3,771,179	0.21

Total Convertible Arbitrage		60,309,611	68,959,700	3.84

Credit Trading and Capital Structure Arbitrage
Artesian Credit Arbitrage Total Return Fund, L.P.	4/1/2004	20,000,000	20,871,020	1.16
Blue Mountain Credit Alternatives Fund, L.P.	6/1/2004	37,500,000	38,491,556	2.15
D.E. Shaw Laminar Fund, LLC	7/1/2002	28,750,000	52,260,834	2.91
Fir Tree Recovery Fund, L.P.	7/1/2002	15,500,000	22,492,198	1.26
Hammerman Capital Partners (QP), L.P.	7/1/2002	8,500,000	13,738,902	0.77
KBC Credit Arbitrage Fund, L.P.	1/1/2003	10,000,000	12,446,312	0.70
KBC Return Enhancement Fund, L.P.	9/1/2003	20,000,000	18,869,884	1.05
Mariner - Credit Risk Advisors Relative Value Fund, L.P.	9/1/2003	13,000,000	14,556,622	0.81
Par IV Fund, L.P.	11/1/2004	12,000,000	12,641,900	0.70
Pequot Credit Opportunities Fund, L.P.	7/1/2003	18,250,000	19,543,028	1.09
Solent Relative Value Credit Fund, L.P.	11/1/2004	34,000,000	34,612,693	1.93
Trilogy Financial Partners, L.P.	1/1/2003	8,000,000	10,079,931	0.56

Total Credit Trading and Capital Structure Arbitrage		225,500,000	270,604,880	15.09

Fixed Income Arbitrage
Endeavour Fund I, LLC	3/1/2004	24,450,000	25,245,292	1.41
The Precept Domestic Fund II, L.P.	11/1/2004	20,971,155	19,658,343	1.10
Vega Relative Value Fund Limited	7/1/2002	24,750,000	32,379,924	1.80

Total Fixed Income Arbitrage		70,171,155	77,283,559	4.31

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

March 31, 2005

Description	First Acquisition Date	Cost	Fair Value		Percent of Partners’ Capital
Investment Funds (continued)

Long Only Distressed
Avenue Asia Investments, L.P.	7/1/2002	$18,100,000	$26,492,554		1.48%
Avenue Europe Investments, L.P.	8/1/2004	18,000,000	18,945,412		1.05
ORN European Distressed Debt Fund, LLC	11/1/2003	9,131,840	11,286,219		0.63

Total Long Only Distressed		45,231,840	56,724,185		3.16

Long-Short
Amici Associates, L.P.	5/1/2004	20,000,000	21,088,036		1.17
Atlas Capital (QP), L.P.	8/1/2004	27,000,000	28,252,635		1.57
Bryn Mawr Capital, L.P.	10/1/2002	9,987,725	11,924,494		0.66
Delta Institutional, L.P.	3/1/2004	32,400,000	34,201,536		1.91
Durban Capital, L.P.	7/1/2004	7,750,000	8,025,060		0.45
Elm Ridge Capital Partners, L.P.	7/1/2004	14,000,000	14,887,057		0.83
FrontPoint Healthcare Fund, L.P.	5/1/2003	22,000,000	23,912,354		1.33
Gotham Asset Management (U.S.), L.P.	8/1/2003	14,500,000	17,370,257		0.97
Highbridge Long/Short Equity Fund, L.P.	1/1/2005	14,000,000	13,909,469		0.78
Intrepid Capital Fund (QP), L.P.	7/1/2004	15,500,000	16,256,645		0.91
Karsch Capital II, L.P.	5/1/2004	21,000,000	22,487,244		1.25
Lancer Partners, L.P.	7/1/2002	15,625,000	0	(a)	0.00
Lansdowne Global Financials Fund, L.P.	10/1/2004	21,000,000	22,466,793		1.25
Maverick Fund USA, Ltd.	7/1/2002	21,875,000	26,867,995		1.50
Tiger Consumer Partners, L.P.	9/1/2003	5,000,000	5,295,605		0.30
Tiger Technology, L.P.	1/1/2003	6,500,000	10,330,208		0.58
Trivium Institutional Onshore Fund, L.P.	6/1/2004	27,058,189	26,583,083		1.48
Value Partners China Hedge Fund LLC	2/1/2005	8,000,000	7,938,465		0.44

Total Long-Short		303,195,914	311,796,936		17.38

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

March 31, 2005

Description	First Acquisition Date	Cost	Fair Value		Percent of Partners’ Capital
Investment Funds (continued)

Mortgage Arbitrage
Ellington Mortgage Partners, L.P.	7/1/2002	$40,750,000	$50,880,318		2.84%
Highland Opportunity Fund, L.P.	8/1/2002	29,500,000	32,478,094		1.81
Metacapital Fixed Income Relative Value Fund, L.P.	7/1/2003	33,000,000	34,544,752		1.93
MKP Partners, L.P.	10/1/2004	41,000,000	41,409,295		2.30
Parmenides Fund, L.P.	9/1/2003	38,000,000	40,886,201		2.28
Safe Harbor Fund, L.P. (b)	7/1/2002	18,750,000	7,942,365	(a)	0.44
Smith Breeden Mortgage Partners, L.P.	12/1/2004	6,500,000	6,577,196		0.37
Structured Servicing Holdings, L.P.	7/1/2002	17,825,940	25,061,244		1.40

Total Mortgage Arbitrage		225,325,940	239,779,465		13.37

Multi-Strategy
Amaranth Partners, LLC	11/1/2004	60,000,000	62,210,209		3.47
AQR Absolute Return Institutional Fund, L.P.	7/1/2002	24,750,000	28,113,612		1.56
Brevan Howard, L.P.	8/1/2004	23,000,000	24,172,024		1.35
Citadel Wellington LLC	7/1/2002	76,250,000	91,260,305		5.08
Deephaven Market Neutral Fund, LLC	7/1/2002	33,000,000	41,720,692		2.33
D.E. Shaw Oculus Fund, LLC	11/1/2004	34,000,000	38,872,806		2.16
HBK Fund, L.P.	7/1/2002	36,661,678	47,826,000		2.67
Jet Capital Arbitrage and Event Fund I, L.P.	1/1/2003	18,000,000	20,063,611		1.12
K Capital II, L.P.	1/1/2003	22,000,000	25,140,663		1.40
Nisswa Fund, L.P.	7/1/2002	8,536,895	7,806,049		0.44
Nylon Flagship Fund, L.P.	2/1/2005	43,000,000	42,617,193		2.38
Oak Hill CCF Partners, L.P.	2/1/2005	10,000,000	10,147,291		0.56
OZ Domestic Partners, L.P.	7/1/2002	37,500,000	51,702,893		2.88
Q Funding III, L.P.	7/1/2002	9,912,040	17,274,845		0.96
Sagamore Hill Partners, L.P.	7/1/2002	41,750,000	46,779,870		2.61
Severn River Capital Partners, L.P.	8/1/2004	5,000,000	4,976,203		0.28
The Animi Fund, L.P.	10/1/2003	31,000,000	33,409,667		1.86

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

March 31, 2005

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital
Investment Funds (continued)

Multi-Strategy (continued)
Tiburon Fund, L.P.	8/1/2002	$26,577,993	$27,399,990	1.53%

Total Multi-Strategy		540,938,606	621,493,923	34.64

Other Arbitrage
Laxey Investors, L.P.	9/1/2004	21,000,000	23,425,086	1.31
Western Investment Hedged Partners, L.P.	11/1/2003	6,600,000	7,244,069	0.40
Western Investment Institutional Partners, LLC	4/1/2004	2,000,000	2,167,693	0.12

Total Other Arbitrage		29,600,000	32,836,848	1.83

Risk Arbitrage
Empyrean Capital Fund, L.P.	7/1/2004	19,500,000	20,207,210	1.13

Total Risk Arbitrage		19,500,000	20,207,210	1.13

Statistical Arbitrage
IKOS, L.P. Equity Class	7/1/2002	25,206,130	28,876,542	1.61
Thales Fund, L.P.	7/1/2002	4,562,254	5,316,304	0.30

Total Statistical Arbitrage		29,768,384	34,192,846	1.91

Total Investments in Investment Funds		1,549,541,450	1,733,879,552	96.66

Purchased Options
Iboxx CDX Swaption expires 12/20/05		127,400	161,168	0.01
Iboxx CDX Swaption expires 12/20/05		95,400	118,409	0.01
Iboxx CDX Swaption expires 12/20/05		192,000	263,133	0.01
Iboxx CDX Swaption expires 12/20/05		320,250	518,500	0.03

Total Purchased Options		735,050	1,061,210	0.06

Short-Term Investment
State Street Euro Dollar Time Deposit
2.25% due 04/01/05		5,496,279	5,496,279	0.31

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

March 31, 2005

Description	Cost	Fair Value	Percent of Partners’ Capital
Total Investments in Investment Funds, Options and Short-Term Investment	$1,555,772,779	$1,740,437,041	97.03%

Other Assets, less Liabilities		53,321,906	2.97

Total Partners’ Capital		$1,793,758,947	100.00%

Detailed information about the Investment Funds’ portfolios is not available.

(a)	Fair valued by Morgan Stanley AIP GP LP, the Registrant’s investment adviser.

(b)	In liquidation.

Item 2. Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in the form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes or corrective actions during the Registrant’s first fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls over financial reporting or in other factors that could materially affect the Registrant’s internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of Principal Executive Officer and Principal Financial Officer attached to the report as part of EX-99. CERT.

SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused his report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Institutional Fund of Hedge Funds LP

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 20, 2005

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 20, 2005

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	May 20, 2005